Income Taxes - Net Operating Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforward not expected to be utilized	$ 34,504,000
Net operating loss write-off	7,246,000
Operating loss carryforward subject to 80% taxable income limitation	$ 134,400
Tax Cuts And Jobs Act Percentage Of Carryover Of NOL Limit	80.00%	80.00%
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 676,040,000
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	759,040,000
Foreign | Malta
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	171,000
Foreign | Australia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 100,000